Document and Entity Information	Aug. 31, 2021
Risk/Return:
Registrant Name	VOYAGEUR MUTUAL FUNDS
Registrant CIK	0000906236
SEC Form	485BPOS
Period end date	Aug. 31, 2021
Investment Company Type	N-1A
Amendment Flag	false